Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting policies
Basis of preparation and exchange rates

A1   Basis of preparation and exchange rates

Prudential plc (‘the Company’) together with its subsidiaries (collectively, ‘the Group’ or ‘Prudential’) provides life and health insurance and asset management products in Asia and Africa. The Group is joint-headquartered in London and Hong Kong.

Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB and in accordance with UK-adopted international accounting standards. At 31 December 2021, there were no unadopted standards effective for the year ended 31 December 2021 which impact the consolidated financial statements of the Group, and there were no differences between UK-adopted international accounting standards and IFRS Standards as issued by the IASB in terms of their application to the Group.

The Group accounting policies are the same as those applied for the year ended 31 December 2020 with the exception of the adoption of the new and amended IFRS Standards as described in note A2. In 2021, the Group changed its operating segments for financial reporting under IFRS 8 ‘Operating Segments’, as discussed further in note B1.2 and reclassified the US operations as discontinued as discussed further below.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period of at least 12 months from the date that these financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks and the mitigations available to it which are described in the Risk review report.

The assessment includes consideration of the results of key market risk stress and scenario testing over the assessment period covering the potential impact of up or down interest rate movements, falling equity values, corporate credit spread widening and an elevated level of credit losses. Sales and other scenarios considered include those reflecting the possible impacts of Covid-19 restrictions on new business, including the uncertainty as to the duration of restrictions in individual markets and the length of time for sales to recover to previous levels and different timings of expected regulatory changes. Further details are included in the viability statement within the Risk review report.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date that these financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2021.

Discontinued US operations

On 28 January 2021, the Board announced that it had decided to pursue the separation of its US operations (Jackson) from the Group through a demerger, which was completed on 13 September 2021. In accordance with IFRS 5 ‘Non-Current Assets Held for Sale and Discontinued Operations’, the results of the Group’s US operations have been classified as discontinued operations in these consolidated financial statements.

In order to present the results of the continuing operations on a comparable basis, and consistent with IFRS 5 requirements, loss after tax attributable to the discontinued US operations in 2021 up to demerger has been shown in a single line in the income statement together with the loss on remeasurement to fair value and the recycling of cumulative reserves from other comprehensive income upon demerger. The loss on remeasurement to fair value has been recognised in accordance with IFRIC 17, ‘Distribution of non-cash assets to owners’, which requires Jackson to be remeasured to fair value at the point of demerger. Comparatives have been restated accordingly, with further analysis provided in note D1.2. Notes B1 to B4 have also been prepared on this basis.

IFRS 5 does not permit the comparative 31 December 2020 statements of financial position to be re-presented, as the US operations were not classified as discontinued at that point in time. In the related balance sheet notes, prior period balances have been presented to show the amounts from discontinued US operations separately from continuing operations in order to present the results of the continuing operations on a comparable basis. Additionally, in the analysis of movements in Group’s assets and liabilities between the beginning and end of the years, the balances of the discontinued US operations are removed from the opening balances to show the underlying movements from continuing operations.

Discontinued UK and Europe operations

The Group completed the demerger of its UK and Europe operations, M&G plc, from the Prudential plc group on 21 October 2019. In accordance with IFRS 5 ‘Non-Current Assets Held for Sale and Discontinued Operations’, the results of M&G plc have been reclassified as discontinued operations in these consolidated financial statements. The presentation of discontinued UK and Europe operations is consistent with the methodology described above for discontinued US operations.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2021	31 Dec 2020	31 Dec 2019	31 Dec 2021	31 Dec 2020	31 Dec 2019
Chinese yuan (CNY)	6.37	6.54	6.97	6.45	6.90	6.91
Hong Kong dollar (HKD)	7.80	7.75	7.79	7.77	7.76	7.84
Indian rupee (INR)	74.34	73.07	71.38	73.94	74.12	70.43
Indonesian rupiah (IDR)	14,252.50	14,050.00	13,882.50	14,294.88	14,541.70	14,140.84
Malaysian ringgit (MYR)	4.17	4.02	4.09	4.15	4.20	4.14
Singapore dollar (SGD)	1.35	1.32	1.34	1.34	1.38	1.36
Taiwan dollar (TWD)	27.67	28.10	29.98	27.93	29.44	30.91
Thai baht (THB)	33.19	30.02	29.75	32.01	31.29	31.05
UK pound sterling (GBP)	0.74	0.73	0.75	0.73	0.78	0.78
Vietnamese dong (VND)	22,790.00	23,082.50	23,172.50	22,934.86	23,235.84	23,227.64

Foreign exchange translation

In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into USD.

All assets and liabilities of entities not operating in USD are converted at closing exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these foreign exchange translations into the Group’s USD presentation currency is recorded as a separate component in the statement of comprehensive income. Upon the disposal of the entity, the related cumulative foreign exchange translation differences are recycled from other comprehensive income to the income statement as part of the gain or loss on disposal.

The general principle for converting foreign currency transactions to the functional currency of an entity is to translate at the functional currency spot rate prevailing at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the spot exchange rate for the functional currency at the reporting date. Changes resulting from the foreign exchange translations into the functional currency of the entity are recognised in the income statement.

New accounting pronouncements in 2021

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2021, unless otherwise stated:

-	Amendments to IFRS 4 ‘Extension of temporary IFRS 9 exemption until 1 January 2023’ issued in June 2020;
-	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 ‘Interest Rate Benchmark Reform – phase 2’ issued in August 2020; and
-	Amendments to IFRS 16 ‘Covid-19 Related Rent Concession beyond 30 June 2021’ issued in March 2021 and effective from 1 April 2021.

The adoption of these pronouncements has had no significant impact on the Group financial statements.The Group has taken advantage of the ability to defer IFRS 9 until 2023 when it adopts IFRS 17 ‘Insurance Contracts’.

Measurement of policyholder liabilities and unallocated surplus of with-profits

Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4.

Impacts $177.3 billion of policyholder liabilities and unallocated surplus of with-profits funds including those held by joint venture and associates.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

The Group applies judgement in determining the actuarial assumptions to be applied to estimate the future amounts due to or from the policyholder in the measurement of the policyholder liabilities.

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS Standards in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). The ABI SORP was withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the term 'grandfathered' ABI SORP refers to the requirements of the pronouncements prior to its withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15 ‘Revenue from Contracts with Customers’ applies.

The policies applied for the continuing businesses are noted below.

Measurement of investment contract liabilities with discretionary participation features and insurance contract liabilities

The policyholder liabilities for businesses of the continuing insurance operations are generally determined in accordance with methods prescribed by local GAAP, adjusted to comply with the 'grandfathered' ABI SORP where necessary. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. The UK-style with-profits funds’ liabilities in Hong Kong are valued under the realistic basis in accordance with the requirements of ‘grandfathered’ FRS 27 ‘Life Assurance’ (issued by the UK Accounting Standards Board in 2004 and withdrawn in 2015). The realistic basis requires the value of liabilities to be calculated as the sum of a with-profits benefits reserve, future policy-related liabilities and the realistic current liabilities of the fund. In Taiwan and India, US GAAP principles are applied.

Further details on how liabilities are determined for material product types are set out in note C3.4. This includes the approach to assumption setting including a margin for prudence. The sensitivity of the insurance operations to variations in key economic assumptions, as well as the insurance risks of mortality and morbidity, is discussed in note C6.1.

Measurement of unallocated surplus of with-profits funds

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess or shortfall of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to or from the unallocated surplus each period through a charge or credit to the income statement. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation or depreciation on investments.

Liability adequacy test

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs and, where relevant, present value of acquired in-force business) is sufficient to cover current estimates of future cash outflows of the in-force policies over the expected lives. Any deficiency is immediately charged to the income statement. The liability adequacy test is performed at the level of a portfolio of contracts that are subject to broadly similar risks and managed together as a single portfolio which may be at an entity or local business unit level, depending on how the business is managed.

Presentation of results before tax attributable to shareholders

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is $2,676 million and compares to profit before tax of $3,018 million.

The total tax charge for the Group reflects tax that, in addition to that relating to shareholders’ profit, is also attributable to policyholders through the interest in with-profits or unit-linked funds. Further detail is provided in note B3. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Segmental analysis of results and earnings attributable to shareholders
Carrying value of distribution rights intangible assets

Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangements, changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the impaired value, the Group estimates the discounted future expected cash flows arising from cash generating unit containing the distribution rights.

Affects $3.8 billion of assets as shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid and fees payable not subject to performance conditions. Distribution rights impairment testing is conducted when there is an indication of impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

Deferred acquisition costs (DAC) for insurance contracts

Deferred acquisition costs (DAC) for insurance contracts

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of DAC asset are necessary.

Impacts $2.8 billion of DAC as shown in note C4.2.

Costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ‘grandfathered’ ABI SORP.

The Group determines qualifying costs that should be capitalised (ie those costs of acquiring new insurance contracts that meet the criteria under the Group’s accounting policy for DAC) shown by an explicit carrying value in the balance sheet. However, in some insurance operations, the deferral is implicit through the reserving basis. DAC is amortised against the profit margins within future revenues on the related insurance policies. For some business units this is approximated by amortising DAC on a straight-line basis over the expected duration of the policies. During the year, following review of the expected duration of policies, Hong Kong extended the life over which acquisition costs in the balance sheet are amortised. This reduced amortisation by circa $40 million in the year.

The recoverability of the DAC is measured and the DAC asset is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, an adjustment to the carrying value will be necessary either through a charge to the income statement (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, acquisition costs are deferred and amortised as per the US GAAP requirements under ASC 944 Financial Services - Insurance.

Financial Investments - Valuation

Financial investments – Valuation

Financial investments held at fair value represent $161.8 billion of the Group’s total assets.

Financial investments held at amortised cost represent $6.7 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (primarily through profit or loss). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of current market bid prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Current market bid prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as 'level 3' to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2(ii).

Financial Investments - Determining impairment in relation to financial assets

Financial investments - Determining impairment of the ‘available-for-sale’ retained interest in Jackson

The Group applies judgement to assess whether factors such as the severity and duration of any decline in fair value of the ‘available-for-sale’ retained interest in Jackson, indicate an impairment in value of the financial investments.

Affects $0.7 billion of assets.

The Group retained a 19.7 per cent economic interest in the equity securities of Jackson immediately following its demerger in September 2021. In December 2021, Jackson repurchased 2,242,516 shares of its Class A common stock from Prudential which reduced Prudential’s remaining economic interest in Jackson to 18.4 per cent as of 31 December 2021. The Group intends to monetise, subject to market conditions, a further portion of this investment to support investment in Asia within 12 months of the demerger, such that the Group will own less than 10 per cent at the end of such period (see note D1.2 for further details).

The retained interest in Jackson’s equity securities has been classified as ‘available-for-sale’ under IAS 39 with unrealised gains and losses recognised in other comprehensive income. Upon disposal or impairment, the accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses. An available-for-sale equity security is considered to be impaired if there is objective evidence that the cost may not be recovered. The consideration of evidence of impairment for the equity securities of Jackson requires management’s judgement to consider if a decline in the fair value is significant or prolonged. There has been no impairment of these securities during 2021.

New accounting pronouncements not yet effective

A3.2   New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued by the IASB but are not yet effective in 2021, including those which have not yet been adopted by the UK Endorsement Board. The Group prepares financial statements in accordance with IFRS Standards as issued by the IASB and UK-adopted international accounting standards. This is not intended to be a complete list as only those standards, interpretations and amendments that could have a material impact on the Group’s financial statements are discussed.

IFRS 9 ‘Financial instruments: Classification and measurement’

IFRS 9 became mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply.

The Group met the eligibility criteria for temporary exemption under the Amendments to IFRS 4 from applying IFRS 9 and has accordingly deferred the adoption of IFRS 9 until the date when IFRS 17 ‘Insurance Contracts’ is expected to be adopted upon its current mandatory effective date. The Group made a reassessment during the year following the demerger of the US operations in September 2021 and confirmed that it continued to qualify for the temporary exemption. The Group is eligible as its activities are predominantly to issue insurance contracts based on the criteria as set out in the amendments to IFRS 4. The required disclosure of the fair value of the Group’s financial assets, showing the amounts for instruments that meet the ‘Solely for Payment of Principal and Interest’ (SPPI) criteria but do not meet the definition of held for trading and are not managed and evaluated on a fair value basis separately from all other financial assets, is provided below.

When adopted IFRS 9 replaces the existing IAS 39 ‘Financial Instruments - Recognition and Measurement’ and will affect the following three areas:

The classification and the measurement of financial assets and liabilities

IFRS 9 redefines the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

Under IAS 39, 95 per cent of the Group’s financial investments are valued at FVTPL and the Group’s current expectation is that the vast majority of its investments will continue to be classified as such under IFRS 9.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9. For financial liabilities designated at FVTPL IFRS 9 requires changes in fair value due to changes in the entity’s own credit risk to be recognised in other comprehensive income.

The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39. This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimation processes. The Group is currently assessing the scope of assets to which these requirements will apply but as noted above it is currently expected that the majority of assets will be held at FVTPL to which these requirements will not apply.

The hedge accounting requirements which are more closely aligned with the risk management activities of the Company

No significant change to the Group’s hedge accounting is currently anticipated, but this remains under review.

The Group is assessing the impact of IFRS 9 and implementing this standard in conjunction with IFRS 17 as permitted. Further details on IFRS 17 are provided below.

The parent company and a number of intermediate holding companies in the UK and non-insurance subsidiaries in Asia adopted IFRS 9 in 2018 in their individual or separate financial statements where these statements are prepared in accordance with IFRS, including the UK Financial Reporting Standard 101 ‘Reduced Disclosure Framework’. The public availability of the financial statements for these entities varies according to the local laws and regulations of each jurisdiction. The results for these entities continue to be accounted for on an IAS 39 basis in these consolidated financial statements.

The fair value of the Group’s directly held financial assets at 31 December 2021 and 2020 are shown below. Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) as defined by IFRS 9 are shown separately. This excludes financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis.

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2021	during 2021	31 Dec 2021	during 2021
	$m	$m	$m	$m
Accrued investment income	1,171	—	—	—
Other debtors	1,779	—	—	—
Loansnote (i)	2,126	41	647	(1)
Equity securities and holdings in collective investment schemes	—	—	61,601	4,061
Debt securities	226	—	98,868	(3,164)
Derivative assets, net of derivative liabilities	—	—	219	(943)
Deposits	4,741	—	—	—
Cash and cash equivalents	7,170	—	—	—
Total financial assets, net of derivative liabilities	17,213	41	161,335	(47)

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2020	during 2020	31 Dec 2020	during 2020
	$m	$m	$m	$m
Accrued investment income	1,049	—	—	—
Other debtors	2,901	—	—	—
Loansnote (i)	1,998	21	450	3
Equity securities and holdings in collective investment schemes	—	—	59,295	3,186
Debt securities	—	—	89,796	6,709
Derivative assets, net of derivative liabilities	—	—	(60)	925
Deposits	3,875	—	—	—
Cash and cash equivalents	6,397	—	—	—
Total continuing operations	16,220	21	149,481	10,823
Discontinued US operationsnote (ii)	44,649	3,327	229,879	25,793
Total financial assets, net of derivative liabilities	60,869	3,348	379,360	36,616

Notes

(i)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C2.2.
(ii)	The financial assets that pass the SPPI test held by the discontinued US operations at 31 December 2020 primarily represented debt securities classified as available-for-sale under IAS 39.

The underlying financial assets of the Group’s joint ventures and associates accounted for using the equity method are analysed below into those which meet the SPPI condition of IFRS 9, excluding any financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis, and all other financial assets.

Fair value information of the financial assets held by CITIC-Prudential Life Insurance Company (CPL), the Group’s individually material joint venture, is shown in the table below. The amounts disclosed represent 100 per cent of the entity’s financial assets and not the Group’s share of those amounts and have been prepared on the same basis as the Group’s IFRS financial statements.

	Financial assets that pass
CPL (100% of the financial assets of the entity)	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
	2021	2020	2021	2020	2021	2020
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	170	170	—	—	—	—
Other debtors	620	392	—	—	—	—
Loans	656	502	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	12,882	9,396	254	1,142
Debt securities	—	—	11,976	8,502	184	(12)
Deposits	1,210	1,176	—	—	—	—
Cash and cash equivalents	422	316	—	—	—	—
Total financial assets	3,078	2,556	24,858	17,898	438	1,130

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

Fair value information for the Group’s share of financial assets of other joint ventures and associates in aggregate is set out in the table below:

Other JVs and associates (Prudential’s share of the	Financial assets that pass
financial assets of the entities)	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
	2021	2020	2021	2020	2021	2020
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	85	71	—	—	—	—
Other debtors	187	114	—	—	—	—
Loans	26	18	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	3,859	3,251	680	461
Debt securities	—	—	3,674	3,490	(121)	108
Deposits	203	189	—	—	—	—
Cash and cash equivalents	510	424	—	—	—	—
Total financial assets	1,011	816	7,533	6,741	559	569

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

IFRS 17 ‘Insurance Contracts’

In May 2017, the IASB issued IFRS 17 ‘Insurance Contracts’ to replace the existing IFRS 4 ‘Insurance Contracts’. In June 2020, the IASB issued amendments to IFRS 17, including delaying the effective date to reporting periods on or after 1 January 2023. In addition, in December 2021, the IASB issued an amendment to IFRS 17 to permit a classification overlay for financial assets presented in comparative periods on initial application of IFRS 17. The standard is subject to endorsement in the UK via the UK Endorsement Board which is expected in April 2022. The Group intends to adopt IFRS 17 on its mandatory effective date, alongside the adoption of IFRS 9.

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new measurement model for all insurance contracts.

IFRS 17 requires liabilities for insurance contracts to be recognised as the present value of future cash flows, incorporating an explicit risk adjustment, which is updated at each reporting date to reflect current conditions, and a contractual service margin (CSM) that is initially set equal and opposite to any day-one gain arising on initial recognition. Losses are recognised directly into the income statement. For measurement purposes, contracts are grouped together into contracts of similar risk, profitability profile and issue year, with further divisions for contracts that are managed separately.

Profit for insurance contracts under IFRS 17 is represented by the recognition of the services provided to policyholders in the period (release of the CSM), release from non-economic risk (release of risk adjustment) and investment profit. CSM is released in line with Coverage Units that are a measure of the quantity of benefits provided under a contract and the period over which coverage is provided.

The CSM is released as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. For certain contracts with participating features (where a substantial share of the fair value of the related investments and other underlying items is paid to policyholders), the CSM reflects the variable fee to shareholders (the ‘Variable Fee Approach’). For these contracts, the CSM is adjusted to reflect the changes in economic experience and assumptions. For all other contracts the CSM is only adjusted for non-economic assumptions (the ‘General Measurement Model’). The Group expects to use both the Variable Fee Approach and the General Measurement model, depending on the specific characteristics of the insurance products.

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement.

In order to transition to IFRS 17, the amount of deferred profit, being the CSM at transition date, needs to be determined. IFRS 17 requires this CSM to be calculated as if the standard had applied retrospectively. However, if this is not practical an entity is required to choose either a modified retrospective approach or to determine the CSM by reference to the fair value of the liabilities at the transition date (1 January 2022). The approach for determining the CSM will have a significant impact on both shareholders’ equity and on the amount of profits on in-force business in future reporting periods. The Group expects all three approaches to be applied on transition, depending on the information that is available to be used for the different groups of contracts of the Group.

IFRS 17 implementation programme

IFRS 17 is expected to have a significant impact as the requirements of the new standard are complex and requires a fundamental change to accounting for insurance contracts as well as the application of significant judgement and new estimation techniques. A reliable estimate of the effect of changes required to the Group’s accounting policies as a result of implementing these standards, which is expected to alter the timing of IFRS profit recognition, is not yet available as implementation is under way. The implementation of this standard involves significant enhancements to IT, actuarial and finance systems of the Group.

The Group has a Group-wide implementation programme to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer and Chief Operating Officer with participation from the Group Risk function and the Group’s and business units’ senior finance managers, provides oversight and strategic direction to the implementation programme. A number of sub-committees are also in place to provide governance over the technical interpretation and accounting policies selected, design and delivery of the programme. During 2021, the Group has made significant progress with the build and testing of new actuarial and finance systems. It is not practicable to provide reliable estimates of the quantitative impact on the Group’s results and financial position for the 2021 Annual Report.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group’s financial statements:

-	Amendments to IAS 37 ‘Onerous contracts – Cost of fulfilling a contract’ issued in May 2020 and effective from 1 January 2022;
-	Annual Improvements to IFRS 2018–2020 issued in May 2020 and effective from 1 January 2022;
-	Amendments to IAS 16 ‘Property, Plant and Equipment: Proceeds before intended use’ issued in May 2020 and effective from 1 January 2022;
-	Reference to the Conceptual Framework – Amendments to IFRS 3 ‘Business combination’ issued in May 2020 and effective from 1 January 2022;
-	Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ issued in January 2020 and effective from 1 January 2023. An exposure draft was issued in November 2021 proposing for this effective date to be delayed to no earlier than 1 January 2024;
-	Amendments to IAS 1 and IFRS Practice Statement 2 ‘Disclosure of accounting policies’ issued in February 2021 and effective from 1 January 2023;
-	Amendments to IAS 8 ‘Definition of Accounting Estimates’ issued in February 2021 and effective from 1 January 2023; and
-	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’ issued in May 2021 and effective from 1 January 2023.

Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and/or designated as available-for-sale. Movements in unrealised appreciation or depreciation of securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Share-based payments and related movements in own shares

The Group offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group’s consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 ‘Income Taxes’ does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

Business combinations

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position at 31 December 2021 represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses. There has been no impairment as at 31 December 2021 and 2020.

Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. DAC are accounted for as described in note A3.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

Share capital; Share premium

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. All property, plant and equipment, including the right-of-use assets under operating leases, are held at cost less cumulative depreciation, calculated using the straight-line method, and impairment charge.

Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(a)Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value within financial investments in the consolidated statement of financial position.

(b)Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes collective investment schemes and which, as allowed by IAS 28 ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(c)Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in both consolidated and unconsolidated structured entities including investment vehicles such as:

-	Collective investment schemes;
-	Collateralised debt obligations;
-	Mortgage-backed securities; and
-	Similar asset-backed securities.

Up until the demerger of Jackson in September 2021, structured entities of the Group also include the investment vehicles within separate accounts offered through variable annuities written by Jackson.

Collective investment schemes

The Group invests in collective investment schemes, which invest mainly in equities, bonds, cash and cash equivalents, and properties. In assessing control under IFRS 10 ‘Consolidated Financial Statements’, the Group determines whether it is acting as principal or agent and the variable returns from its involvement with these entities. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity;
-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity;
-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity; and
-	Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and presented within ’Net asset value attributable to unit holders of consolidated investment funds’.

Where the Group does not control these entities (as it is deemed to be acting as an agent under IFRS 10) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of its asset management operations, unless the Group also participates in the ownership holding of the entities, the Group’s interest is limited to the fees charged to manage the assets of such entities. With no participation in ownership holding of these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in these investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Prudential plc
Accounting policies
Basis of preparation and exchange rates
1	Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) but makes amendments where necessary in order to comply with the UK Companies Act 2006.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost, less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Provisions are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Financial Instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as fair value through profit or loss and the Company’s financial investment in Jackson’s equity securities, which are classified as fair value through other comprehensive income (as discussed below), all of the financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loan either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Upon the demerger of Jackson, the Company has made the election under IFRS 9 to measure its retained interest in Jackson’s equity securities at ‘fair value through other comprehensive income’. Under this designation, only dividend income from this retained interest is recognised in the profit or loss of the Company. Unrealised gains and losses are recognised in other comprehensive income and there is no recycling to the profit or loss on derecognition.

Share-based payments and related movements in own shares

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Tax

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset, subject to restrictions based on future taxable profits, against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Following the demerger of M&G plc in 2019, it is unlikely that the UK tax group will have future taxable income which would enable a current tax credit or deferred tax asset to be recognised.

Borrowings

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Shareholders' dividends; Dividends	Dividends Interim dividends are recorded in the period in which they are paid.
Share capital; Share premium	Share premium The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.
Foreign exchange; Foreign currency translation

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.